Other assets - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Other assets [Line Items]
Current contract assets	€ 229	€ 247
Non-current assets [member]
Other assets [Line Items]
Non-current prepaid expenses	66	47
Current assets [Member]
Other assets [Line Items]
Other current assets	424	476
Accrued income	26	41
Current prepaid expenses	€ 169	€ 188